INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

6.            INTANGIBLE ASSETS, NET

The carry amounts of intangible assets, as of December 31, 2022 and 2023, consists of the below:

	December 31, 2022				December 31, 2023
	Gross		Accumulated	Net	Gross		Accumulated	Net
	carrying	Accumulated	impairment	carrying	carrying	Accumulated	impairment	carrying
	amount	amortization	loss	amount	amount	amortization	loss	amount
Intangible assets not subject to amortization:
Trademark/domain name	$1,220	$—	$(1,010)	$210	$1,220	$—	$(1,010)	$210

Intangible assets subject to amortization:
- Technology platform	90	(90)	—	—	90	(90)	—	—
- Non-compete agreement	9	(7)	(2)	—	9	(7)	(2)	—
- Customer base	32	(22)	(10)	—	32	(22)	(10)	—
- Technology	2,906	(2,372)	—	534	2,823	(2,823)	—	—
- Branding	6,849	(2,797)	—	4,052	6,654	(3,382)	—	3,272
- In-progress orders	192	(192)	—	—	186	(186)	—	—
- Members	20	(20)	—	—	20	(20)	—	—
- Software	76	(42)	—	34	74	(66)	—	8
- Internal use software	2,474	(1,674)	—	800	2,474	(2,360)	—	114
	$13,868	$(7,216)	$(1,022)	$5,630	$13,582	$(8,956)	$(1,022)	$3,604

The total amortization expenses incurred for the years ended December 31, 2021, 2022 and 2023 were $2,082, $2,148 and $1,897, respectively.The estimated amortization expense for intangible assets in each of the next five years and thereafter are $788, $665, $665, $665 and $611, respectively. There was no impairment for the years ended December 31, 2021, 2022 and 2023.